UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21931

Name of Fund:     BlackRock Real Asset Equity Trust (BCF)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset Equity Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 –	Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.4%
Agrium, Inc. (a)	67,900	$6,184,332
Air Products & Chemicals, Inc. (a)	88,600	11,690,770
Celanese Corp., Series A (a)	89,300	5,198,153
The Dow Chemical Co. (a)	154,325	7,881,378
EI du Pont de Nemours & Co. (a)	347,800	22,367,018
Monsanto Co. (a)	64,500	7,294,305
The Mosaic Co. (a)	19,000	876,090
Olin Corp.	162,200	4,309,654
Potash Corp. of Saskatchewan, Inc. (a)	179,400	6,366,906
Praxair, Inc. (a)	157,600	20,194,864

		92,363,470
Containers & Packaging — 2.9%
MeadWestvaco Corp. (a)	419,800	17,547,640
Energy Equipment & Services — 3.9%
Cameron International Corp. (a)(b)	56,000	3,970,960
Halliburton Co. (a)(c)	124,400	8,582,356
Schlumberger Ltd. (a)	99,983	10,837,157

		23,390,473
Household Durables — 0.2%
TRI Pointe Homes, Inc. (a)(b)	82,940	1,120,519
Machinery — 4.4%
Caterpillar, Inc. (a)	199,500	20,099,625
Deere & Co. (a)	71,400	6,076,854

		26,176,479
Metals & Mining — 33.8%
African Rainbow Minerals Ltd.	224,750	4,168,543
Agnico Eagle Mines Ltd. (a)	48,400	1,799,996
Alcoa, Inc. (a)	250,100	4,099,139
Allegheny Technologies, Inc. (a)	35,000	1,317,750
Alumina Ltd. (b)	1,627,566	2,392,839
Anglo American Platinum Ltd. (b)	35,444	1,556,036
Anglo American PLC	77,945	2,093,296
AngloGold Ashanti Ltd. — ADR (a)(b)	166,165	2,856,376
Barrick Gold Corp. (a)	122,370	2,212,450
BHP Billiton PLC	648,600	22,125,128
Carpenter Technology Corp. (a)	36,366	1,968,855
Cia de Minas Buenaventura SAA — ADR	143,900	1,685,069
Detour Gold Corp. (a)(b)	129,200	1,456,292
Dominion Diamond Corp. (a)(b)	126,700	1,776,717
Eldorado Gold Corp. (a)	409,900	3,041,309
First Quantum Minerals Ltd. (a)	484,600	11,493,333
Freeport-McMoRan, Inc. (a)	167,660	6,240,305
Fresnillo PLC	475,000	7,424,102
Glencore PLC	3,270,868	19,764,716
Goldcorp, Inc. (a)	216,950	5,944,430
Goldcorp, Inc. (a)	80,000	2,190,856
Iluka Resources Ltd.	812,686	6,584,142
Impala Platinum Holdings Ltd.	130,000	1,288,235
Industrias Penoles SAB de CV	292,531	7,302,211

Common Stocks	Shares	Value
Metals & Mining (concluded)
Jiangxi Copper Co. Ltd., Class H	1,339,500	$2,553,819
Kazakhmys PLC (b)	444,011	2,434,785
Kinross Gold Corp. (b)	314,024	1,252,956
Lundin Mining Corp. (b)	796,600	4,580,806
Minsur SA	3,846,986	2,417,242
MMC Norilsk Nickel OJSC — ADR	185,049	3,618,856
Nevsun Resources Ltd.	978,250	3,714,362
New Gold, Inc. (b)	284,900	1,753,271
Newcrest Mining Ltd. (b)	314,085	3,137,661
OZ Minerals Ltd.	181,759	772,708
Platinum Group Metals Ltd. (b)	888,518	953,424
Randgold Resources Ltd. — ADR (a)	38,341	3,302,694
Rio Tinto PLC	309,336	17,679,861
Silver Wheaton Corp. (a)	80,000	2,088,800
Southern Copper Corp. (a)	68,806	2,260,965
Teck Resources Ltd., Class B (a)	330,203	7,913,243
United States Steel Corp. (a)	38,200	1,279,318
Vale SA — ADR (a)	420,454	6,033,515
Vedanta Resources PLC	390,288	6,885,404
Western Areas Ltd.	1,000,196	4,619,977
Zijin Mining Group Co Ltd., Class H	5,225,731	1,357,259

		203,393,051
Oil, Gas & Consumable Fuels — 31.5%
Anadarko Petroleum Corp. (a)(c)	92,200	9,851,570
BG Group PLC	234,445	4,623,096
Cairn Energy PLC (b)	498,000	1,477,839
Canadian Natural Resources Ltd.	128,000	5,579,713
Canadian Oil Sands Ltd. (a)	81,704	1,745,207
Chevron Corp. (a)(c)	177,800	22,978,872
Cimarex Energy Co. (a)	22,800	3,169,656
ConocoPhillips (a)(c)	156,300	12,894,750
CONSOL Energy, Inc. (a)	63,579	2,468,137
Devon Energy Corp. (a)	80,800	6,100,400
Enbridge, Inc. (a)	59,800	2,931,453
Encana Corp. (a)	254,100	5,471,883
EOG Resources, Inc. (a)	58,700	6,424,128
Exxon Mobil Corp. (a)(c)	210,800	20,856,552
Imperial Oil Ltd. (a)	52,000	2,668,318
Kosmos Energy Ltd. (b)	216,570	2,085,569
Murphy Oil Corp. (a)	33,500	2,081,355
Noble Energy, Inc. (a)	80,700	5,365,743
Oil Search Ltd.	585,197	5,118,372
Phillips 66 (a)	49,400	4,006,834
Pioneer Natural Resources Co. (a)	28,000	6,200,880
Range Resources Corp. (a)	73,200	5,533,188
Royal Dutch Shell PLC — ADR (a)(c)	287,400	23,517,943
Southwestern Energy Co. (a)(b)	137,500	5,579,750
Statoil ASA	198,451	5,670,653
Total SA	144,200	9,300,115

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	PEN	Peruvian Neuvo Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	USD	U.S. Dollar
CAD	Canadian Dollar	NOK	Norwegian Krone	ZAR	South African Rand

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
TransCanada Corp. (a)	115,400	$5,789,315

		189,491,291
Paper & Forest Products — 3.9%
Fibria Celulose SA — ADR (b)	238,100	2,347,666
International Paper Co. (a)	341,900	16,240,250
Mondi PLC	289,951	5,078,209

		23,666,125
Real Estate Investment Trusts (REITs) — 2.1%
Weyerhaeuser Co. (a)	401,490	12,574,667
Trading Companies & Distributors — 0.0%
Veritiv Corp. (b)	6,536	260,917
Total Long-Term Investments (Cost — $477,125,870) — 98.1%		589,984,632

Short-Term Securities	Shares	Value
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(d)	15,285,449	$15,285,449
Total Short-Term Securities (Cost — $15,285,449) — 2.5%		15,285,449
Total Investments Before Options Written (Cost — $492,411,319) — 100.6%		605,270,081

Options Written
(Premiums Received — $4,217,480) — (0.5)%		(3,076,348)
Total Investments Net of Options Written — 100.1%		602,193,733
Liabilities in Excess of Other Assets — (0.1)%		(419,205)

Net Assets — 100.0%		$601,774,528

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$573,194,813

Gross unrealized appreciation	$141,435,415
Gross unrealized depreciation	(109,360,147)

Net unrealized appreciation	$32,075,268

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Represents the current yield as of report date.

(d)	Investments in isssuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares/ Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	21,163,179	(5,877,730)	15,285,449	$5,782
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$998

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Agrium, Inc.	Call	USD	92.00	8/01/14	118	$(2,065)
Caterpillar, Inc.	Call	USD	107.00	8/01/14	349	(698)
Chevron Corp.	Call	USD	133.00	8/01/14	28	(448)
ConocoPhillips	Call	USD	87.00	8/01/14	163	(815)
EI du Pont de Nemours & Co.	Call	USD	66.00	8/01/14	124	(620)
Exxon Mobil Corp.	Call	USD	103.00	8/01/14	225	(338)
The Mosaic Co.	Call	USD	51.50	8/01/14	50	(700)

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Vale SA — ADR	Call	USD	14.50	8/01/14	735	$(4,778)
United States Steel Corp.	Call	USD	27.00	8/04/14	133	(86,450)
Praxair, Inc.	Call	USD	132.25	8/07/14	276	(1,423)
Agrium, Inc.	Call	USD	92.00	8/08/14	119	(11,900)
Chevron Corp.	Call	USD	129.00	8/08/14	269	(46,940)
ConocoPhillips	Call	USD	87.00	8/08/14	163	(1,712)
EI du Pont de Nemours & Co.	Call	USD	67.00	8/08/14	63	(378)
EOG Resources, Inc.	Call	USD	119.00	8/08/14	70	(2,940)
Exxon Mobil Corp.	Call	USD	104.00	8/08/14	143	(858)
Halliburton Co.	Call	USD	71.50	8/08/14	125	(2,625)
Pioneer Natural Resources Co.	Call	USD	230.00	8/08/14	25	(6,125)
Pioneer Natural Resources Co.	Call	USD	235.00	8/08/14	24	(4,080)
Potash Corp. of Saskatchewan, Inc.	Call	USD	39.00	8/08/14	155	(1,860)
Schlumberger Ltd.	Call	USD	118.00	8/08/14	175	(875)
Murphy Oil Corp.	Call	USD	65.00	8/11/14	58	(1,408)
CONSOL Energy, Inc.	Call	USD	47.25	8/16/14	111	—
Southwestern Energy Co.	Call	USD	47.75	8/16/14	108	(6)
Agnico Eagle Mines Ltd.	Call	USD	42.50	8/18/14	170	(1,445)
Air Products & Chemicals, Inc.	Call	USD	135.00	8/18/14	155	(15,500)
Alcoa, Inc.	Call	USD	15.00	8/18/14	439	(62,996)
Allegheny Technologies, Inc.	Call	USD	47.50	8/18/14	123	(615)
Anadarko Petroleum Corp.	Call	USD	110.00	8/18/14	22	(3,311)
Anadarko Petroleum Corp.	Call	USD	115.00	8/18/14	23	(1,219)
AngloGold Ashanti Ltd. — ADR	Call	USD	18.00	8/18/14	200	(5,000)
AngloGold Ashanti Ltd. — ADR	Call	USD	19.00	8/18/14	200	(1,500)
Barrick Gold Corp.	Call	USD	21.00	8/18/14	150	(225)
Cameron International Corp.	Call	USD	67.50	8/18/14	196	(76,440)
Canadian Oil Sands Ltd.	Call	CAD	25.00	8/18/14	370	(1,018)
Carpenter Technology Corp.	Call	USD	60.00	8/18/14	63	(1,575)
Carpenter Technology Corp.	Call	USD	65.00	8/18/14	64	(1,600)
Chevron Corp.	Call	USD	136.00	8/18/14	55	(1,045)
Detour Gold Corp.	Call	CAD	15.50	8/18/14	225	(825)
Devon Energy Corp.	Call	USD	80.00	8/18/14	209	(8,778)
Devon Energy Corp.	Call	USD	81.00	8/18/14	73	(2,263)
Dominion Diamond Corp.	Call	CAD	16.00	8/18/14	150	(894)
The Dow Chemical Co.	Call	USD	55.00	8/18/14	41	(226)
Eldorado Gold Corp.	Call	CAD	8.00	8/18/14	454	(12,491)
Eldorado Gold Corp.	Call	CAD	9.00	8/18/14	480	(1,761)
Enbridge, Inc.	Call	CAD	53.00	8/18/14	140	(10,593)
Encana Corp.	Call	CAD	27.00	8/18/14	110	(404)
Encana Corp.	Call	CAD	28.00	8/18/14	112	(308)
EOG Resources, Inc.	Call	USD	120.00	8/18/14	100	(4,400)
Exxon Mobil Corp.	Call	USD	102.75	8/18/14	143	(4,102)
First Quantum Minerals Ltd.	Call	CAD	23.00	8/18/14	848	(225,933)
Freeport-McMoRan, Inc.	Call	USD	39.00	8/18/14	30	(435)
Freeport-McMoRan, Inc.	Call	USD	40.00	8/18/14	217	(1,519)
Freeport-McMoRan, Inc.	Call	USD	41.00	8/18/14	220	(880)
Goldcorp, Inc.	Call	CAD	32.00	8/18/14	280	(2,825)
Goldcorp, Inc.	Call	USD	28.00	8/18/14	380	(15,010)
Goldcorp, Inc.	Call	USD	29.00	8/18/14	380	(6,080)
Imperial Oil Ltd.	Call	CAD	58.00	8/18/14	91	(1,168)
MeadWestvaco Corp.	Call	USD	45.00	8/18/14	635	(15,875)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Monsanto Co.	Call	USD	125.00	8/18/14	112	$(1,008)
Murphy Oil Corp.	Call	USD	67.50	8/18/14	60	(1,200)
Noble Energy, Inc.	Call	USD	77.50	8/18/14	60	(600)
Noble Energy, Inc.	Call	USD	80.00	8/18/14	116	(580)
Phillips 66	Call	USD	87.50	8/18/14	86	(860)
Pioneer Natural Resources Co.	Call	USD	230.00	8/18/14	25	(8,875)
Pioneer Natural Resources Co.	Call	USD	235.00	8/18/14	24	(5,340)
Praxair, Inc.	Call	USD	135.00	8/18/14	275	(3,438)
Randgold Resources Ltd. — ADR	Call	USD	90.00	8/18/14	135	(10,800)
Range Resources Corp.	Call	USD	80.00	8/18/14	43	(1,612)
Royal Dutch Shell PLC — ADR	Call	USD	82.50	8/18/14	93	(4,882)
Schlumberger Ltd.	Call	USD	120.00	8/18/14	83	(374)
Silver Wheaton Corp.	Call	USD	28.00	8/18/14	100	(1,700)
Southern Copper Corp.	Call	USD	33.00	8/18/14	240	(14,400)
Southwestern Energy Co.	Call	USD	46.00	8/18/14	5	(30)
Teck Resources Ltd., Class B	Call	CAD	26.00	8/18/14	380	(20,039)
Teck Resources Ltd., Class B	Call	CAD	28.00	8/18/14	500	(2,981)
TRI Pointe Homes, Inc.	Call	USD	16.00	8/18/14	150	(1,500)
Celanese Corp., Series A	Call	USD	64.65	8/22/14	312	(546)
Cimarex Energy Co.	Call	USD	145.05	8/22/14	18	(4,734)
ConocoPhillips	Call	USD	85.00	8/22/14	112	(6,328)
EI du Pont de Nemours & Co.	Call	USD	65.50	8/22/14	183	(8,052)
EI du Pont de Nemours & Co.	Call	USD	67.00	8/22/14	63	(1,040)
EOG Resources, Inc.	Call	USD	119.00	8/22/14	45	(3,690)
The Mosaic Co.	Call	USD	50.00	8/22/14	8	(68)
Schlumberger Ltd.	Call	USD	118.00	8/22/14	83	(1,328)
Anadarko Petroleum Corp.	Call	USD	109.00	8/26/14	45	(11,697)
Alcoa, Inc.	Call	USD	16.95	8/27/14	436	(11,269)
Monsanto Co.	Call	USD	122.15	8/27/14	113	(3,481)
Barrick Gold Corp.	Call	USD	19.50	8/29/14	150	(2,700)
Caterpillar, Inc.	Call	USD	111.00	8/29/14	349	(9,598)
Chevron Corp.	Call	USD	131.00	8/29/14	215	(31,498)
ConocoPhillips	Call	USD	85.00	8/29/14	110	(7,755)
EI du Pont de Nemours & Co.	Call	USD	65.50	8/29/14	122	(6,588)
EI du Pont de Nemours & Co.	Call	USD	66.50	8/29/14	80	(2,960)
Exxon Mobil Corp.	Call	USD	105.00	8/29/14	113	(2,486)
Potash Corp. of Saskatchewan, Inc.	Call	USD	37.00	8/29/14	317	(7,766)
Silver Wheaton Corp.	Call	USD	27.50	8/29/14	180	(7,740)
Vale SA — ADR	Call	USD	14.50	8/29/14	735	(29,400)
Chevron Corp.	Call	USD	136.00	9/05/14	55	(2,750)
EI du Pont de Nemours & Co.	Call	USD	66.00	9/05/14	582	(29,391)
Exxon Mobil Corp.	Call	USD	105.00	9/05/14	113	(3,051)
Halliburton Co.	Call	USD	74.00	9/05/14	310	(11,780)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.50	9/05/14	155	(6,898)
Schlumberger Ltd.	Call	USD	111.00	9/05/14	10	(1,660)
Anadarko Petroleum Corp.	Call	USD	108.75	9/12/14	117	(41,179)
Phillips 66	Call	USD	83.50	9/15/14	86	(11,730)
AngloGold Ashanti Ltd. — ADR	Call	USD	20.00	9/22/14	200	(3,500)
Barrick Gold Corp.	Call	USD	20.00	9/22/14	150	(3,300)
Deere & Co.	Call	USD	90.00	9/22/14	250	(15,625)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Dominion Diamond Corp.	Call	CAD	16.00	9/22/14	150	$(3,577)
The Dow Chemical Co.	Call	USD	52.50	9/22/14	230	(20,930)
Eldorado Gold Corp.	Call	CAD	8.00	9/22/14	500	(22,699)
First Quantum Minerals Ltd.	Call	CAD	25.00	9/22/14	848	(121,715)
Imperial Oil Ltd.	Call	CAD	58.00	9/22/14	91	(4,757)
International Paper Co.	Call	USD	50.00	9/22/14	598	(30,498)
MeadWestvaco Corp.	Call	USD	44.00	9/22/14	200	(10,500)
Range Resources Corp.	Call	USD	82.50	9/22/14	43	(3,762)
Range Resources Corp.	Call	USD	85.00	9/22/14	44	(2,420)
Southwestern Energy Co.	Call	USD	42.00	9/22/14	245	(24,745)
Southwestern Energy Co.	Call	USD	46.00	9/22/14	13	(292)
Teck Resources Ltd., Class B	Call	CAD	27.00	9/22/14	275	(14,502)
TransCanada Corp.	Call	CAD	55.50	9/22/14	403	(30,862)
Anadarko Petroleum Corp.	Call	USD	108.75	9/26/14	117	(49,034)
Total						$(1,382,401)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Minsur SA	Citibank N.A.	Call	PEN	1.78	8/01/14	320,000	$(189)
Olin Corp.	Citibank N.A.	Call	USD	27.95	8/01/14	29,600	—
Cimarex Energy Co.	Credit Suisse International	Call	USD	139.25	8/04/14	6,300	(6,082)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.13	8/04/14	18,800	(13,957)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	47.72	8/05/14	9,600	(3,958)
Lundin Mining Corp.	UBS AG	Call	CAD	5.79	8/05/14	118,000	(52,305)
Impala Platinum Holdings Ltd.	Bank of America N.A.	Call	ZAR	113.26	8/06/14	130,000	(735)
Minsur SA	Citibank N.A.	Call	PEN	1.87	8/06/14	250,000	(13)
Total SA	Morgan Stanley & Co. International PLC	Call	EUR	53.49	8/06/14	17,300	(3)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	49.06	8/07/14	59,800	(6,347)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	31.00	8/07/14	57,600	(32,138)
Mondi PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.09	8/08/14	18,500	(176)
The Dow Chemical Co.	UBS AG	Call	USD	52.52	8/11/14	27,000	(5,472)
Lundin Mining Corp.	UBS AG	Call	CAD	6.41	8/11/14	118,000	(10,227)
Range Resources Corp.	Citibank N.A.	Call	USD	90.00	8/11/14	6,300	—
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.23	8/12/14	62,700	(33,313)
Vedanta Resources PLC	Bank of America N.A.	Call	GBP	11.24	8/12/14	73,000	(4,411)
Anglo American Platinum Ltd.	Deutsche Bank AG	Call	ZAR	494.19	8/13/14	12,400	(3,176)
Anglo American PLC	UBS AG	Call	GBP	15.80	8/13/14	27,200	(9,806)
BHP Billiton PLC	Goldman Sachs International	Call	GBP	19.95	8/13/14	113,500	(92,982)
Mondi PLC	Morgan Stanley & Co. International PLC	Call	GBP	10.45	8/13/14	83,000	(24,646)
Rio Tinto PLC	Goldman Sachs International	Call	GBP	32.91	8/13/14	51,000	(106,789)
African Rainbow Minerals Ltd.	Deutsche Bank AG	Call	ZAR	189.72	8/14/14	42,000	(39,229)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.01	8/20/14	7,000	(15,697)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	8/20/14	3,200	(3,041)
Zijin Mining Group Co Ltd., Class H	UBS AG	Call	HKD	1.79	8/20/14	1,830,000	(54,663)
Cimarex Energy Co.	Credit Suisse International	Call	USD	139.25	8/22/14	6,300	(26,941)
Glencore PLC	Bank of America N.A.	Call	GBP	3.30	8/22/14	307,500	(156,374)
Olin Corp.	Credit Suisse International	Call	USD	26.95	8/22/14	27,100	(13,048)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	32.17	8/22/14	96,000	(32,453)
Encana Corp.	Goldman Sachs International	Call	CAD	25.85	8/25/14	19,000	(755)
Range Resources Corp.	Citibank N.A.	Call	USD	90.00	8/25/14	6,300	(38)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alumina Ltd.	Bank of America N.A.	Call	AUD	1.48	8/26/14	569,600	$(67,806)
BG Group PLC	Deutsche Bank AG	Call	GBP	12.28	8/26/14	18,000	(3,994)
Iluka Resources Ltd.	JPMorgan Chase Bank N.A.	Call	AUD	8.67	8/26/14	284,400	(82,553)
Kazakhmys PLC	Deutsche Bank AG	Call	GBP	3.26	8/26/14	47,000	(13,586)
Newcrest Mining Ltd.	Goldman Sachs International	Call	AUD	11.25	8/26/14	55,000	(10,307)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.68	8/26/14	45,000	(3,095)
Statoil ASA	Deutsche Bank AG	Call	NOK	190.82	8/26/14	40,000	(2,600)
Total SA	Goldman Sachs International	Call	EUR	53.91	8/26/14	16,500	(278)
Air Products & Chemicals, Inc.	Deutsche Bank AG	Call	USD	138.21	8/27/14	15,500	(11,936)
Canadian Natural Resources Ltd.	Deutsche Bank AG	Call	CAD	49.00	8/27/14	20,000	(12,280)
Freeport-McMoRan, Inc.	Credit Suisse International	Call	USD	38.41	8/28/14	12,000	(5,282)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Deutsche Bank AG	Call	USD	21.93	9/03/14	41,000	(2,435)
Minsur SA	Citibank N.A.	Call	PEN	1.89	9/03/14	250,000	(638)
Newcrest Mining Ltd.	Goldman Sachs International	Call	AUD	11.36	9/03/14	55,000	(11,640)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.72	9/03/14	45,000	(3,498)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	9/03/14	3,200	(3,556)
Statoil ASA	Deutsche Bank AG	Call	NOK	191.66	9/03/14	29,000	(2,593)
African Rainbow Minerals Ltd.	Morgan Stanley & Co. International PLC	Call	ZAR	196.23	9/04/14	36,000	(24,617)
BHP Billiton PLC	Deutsche Bank AG	Call	GBP	20.65	9/04/14	113,500	(37,400)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.31	9/04/14	62,700	(45,983)
Glencore PLC	Deutsche Bank AG	Call	GBP	3.53	9/04/14	525,000	(72,017)
Jiangxi Copper Co. Ltd., Class H	UBS AG	Call	HKD	14.00	9/04/14	469,000	(64,878)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.09	9/04/14	31,800	(9,632)
Glencore PLC	Bank of America N.A.	Call	GBP	3.30	9/05/14	307,500	(143,295)
Rio Tinto PLC	Deutsche Bank AG	Call	GBP	33.68	9/05/14	57,000	(76,147)
Total SA	Deutsche Bank AG	Call	EUR	53.46	9/05/14	16,500	(1,122)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	11.08	9/08/14	20,700	(888)
Noble Energy, Inc.	Citibank N.A.	Call	USD	74.91	9/08/14	8,900	(1,493)
BG Group PLC	UBS AG	Call	GBP	12.27	9/09/14	64,000	(17,306)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	44.43	9/09/14	63,500	(20,291)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	82.95	9/09/14	56,800	(39,279)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	83.45	9/09/14	9,300	(5,093)
Minsur SA	Citibank N.A.	Call	PEN	1.89	9/10/14	250,000	(855)
Lundin Mining Corp.	UBS AG	Call	CAD	6.38	9/11/14	42,800	(10,039)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	48.10	9/16/14	15,200	(16,267)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Credit Suisse International	Call	USD	20.24	9/17/14	23,800	(10,994)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.50	9/18/14	41,200	(30,925)
Kazakhmys PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.53	9/18/14	110,000	(24,863)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.31	9/18/14	31,800	(9,413)
Oil Search Ltd.	Bank of America N.A.	Call	AUD	9.53	9/24/14	115,000	(20,619)
OZ Minerals Ltd.	Citibank N.A.	Call	AUD	4.77	9/24/14	64,000	(8,553)
Noble Energy, Inc.	Citibank N.A.	Call	USD	74.91	9/29/14	8,900	(3,617)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	43.75	10/03/14	11,000	(7,537)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.64	10/14/14	21,500	(3,783)
Total							$(1,693,947)

6	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$92,363,470	—	—	$92,363,470
Containers & Packaging	17,547,640	—	—	17,547,640
Energy Equipment & Services	23,390,473	—	—	23,390,473
Household Durables	1,120,519	—	—	1,120,519
Machinery	26,176,479	—	—	26,176,479
Metals & Mining	95,370,469	$108,022,582	—	203,393,051
Oil, Gas & Consumable Fuels	163,301,216	26,190,075	—	189,491,291
Paper & Forest Products	18,587,916	5,078,209	—	23,666,125
Real Estate Investment Trusts (REITs)	12,574,667	—	—	12,574,667
Trading Companies & Distributors	260,917	—	—	260,917
Short-Term Securities	15,285,449	—	—	15,285,449
Total	$465,979,215	$139,290,866	—	$605,270,081

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,241,790)	$(1,834,558)	—	$(3,076,348)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$119,074	—	—	$119,074
Foreign currency at value	140,871	—	—	140,871
Total	$259,945	—	—	$259,945

There were no transfers between levels during the period ended July 31, 2014.

JULY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: September 25, 2014

3